Annual Fund Operating Expenses (Vanguard LifeStrategy Conservative Growth Fund Retail)	Vanguard LifeStrategy Conservative Growth Fund Vanguard LifeStrategy Conservative Growth Fund - Investor Shares 11/1/2013 - 10/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.15%
Total Annual Fund Operating Expenses	0.15%